CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Statement) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net loss	$ (690,438)	$ (370,866)	$ (88,656)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of tax	(437)	239	0
Comprehensive loss	$ (690,875)	$ (370,627)	$ (88,656)